SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 11,235	$ 7,370	$ 21,064	$ 17,516
Direct operating costs	(9,996)	(6,285)	(18,432)	(15,186)
General and administrative expenses	(253)	(228)	(504)	(472)
Equity accounted Company EBITDA	79	63	175	135
Gains (loss) on acquisitions / dispositions, net	178	(4)	1,312	179
Other income (expense), net	(4)	(19)	(17)	(19)
Interest income (expense), net	(351)	(353)	(699)	(717)
Current income tax (expense) recovery	(118)		(320)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments	(32)	(22)	(61)	(36)
Current income tax (expense) recovery	(118)	(23)	(311)	(98)
Depreciation and amortization expense	(553)	(533)	(1,095)	(1,071)
Impairment expense, net	0	(29)	(201)	(142)
Gain (loss) on acquisitions / dispositions, net	(162)		511
Current income tax (expense) recovery			9
Other income (expense), net	(93)	168	(41)	(49)
Deferred income tax (expense) recovery	81	67	115	165
Non-cash items attributable to equity accounted investments	(40)	(23)	(78)	(90)
Net income (loss)	(29)	149	1,738	115
Share of net income	7	18	36	9	$ 57
Gains (losses) on disposals of non-current assets	16	(4)	1,823	179
Other operating income (expense)	(97)	149	(58)	(68)
Operating segments
Disclosure of operating segments [line items]
Revenues	3,553	2,690	6,726	5,895
Direct operating costs	(3,123)	(2,350)	(5,864)	(5,192)
General and administrative expenses	(106)	(92)	(202)	(197)
Equity accounted Company EBITDA	57	38	108	74
Company EBITDA	381	286	768	580
Gains (loss) on acquisitions / dispositions, net	170	0	572	45
Other income (expense), net	0	(8)	(3)	(9)
Interest income (expense), net	(117)	(115)	(230)	(229)
Current income tax (expense) recovery	(51)		(157)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments	(27)	(16)	(49)	(25)
Current income tax (expense) recovery		26		5
Company FFO	356	173	901	367
Depreciation and amortization expense	(191)	(179)	(373)	(358)
Impairment expense, net		(11)	(58)	(63)
Gain (loss) on acquisitions / dispositions, net	(163)		60
Current income tax (expense) recovery			9
Other income (expense), net	(30)	(87)	(5)	(183)
Deferred income tax (expense) recovery	41	12	35	59
Non-cash items attributable to equity accounted investments	(28)	(17)	(54)	(57)
Net income (loss)	(15)	(109)	515	(235)
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	7,682	4,680	14,338	11,621
Direct operating costs	(6,873)	(3,935)	(12,568)	(9,994)
General and administrative expenses	(147)	(136)	(302)	(275)
Equity accounted Company EBITDA	22	25	67	61
Gains (loss) on acquisitions / dispositions, net	8	(4)	740	134
Other income (expense), net	(4)	(11)	(14)	(10)
Interest income (expense), net	(234)	(238)	(469)	(488)
Current income tax (expense) recovery	(67)		(163)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments	(5)	(6)	(12)	(11)
Current income tax (expense) recovery		(49)		(103)
Depreciation and amortization expense	(362)	(354)	(722)	(713)
Impairment expense, net		(18)	(143)	(79)
Gain (loss) on acquisitions / dispositions, net	1		451
Current income tax (expense) recovery			0
Other income (expense), net	(63)	255	(36)	134
Deferred income tax (expense) recovery	40	55	80	106
Non-cash items attributable to equity accounted investments	(12)	(6)	(24)	(33)
Net income (loss)	(14)	258	1,223	350
Business services
Disclosure of operating segments [line items]
Revenues	7,679	4,053	13,581	10,582
Depreciation and amortization expense	121	103	224	213
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	2,401	1,593	4,323	3,605
Direct operating costs	(2,220)	(1,503)	(4,007)	(3,468)
General and administrative expenses	(41)	(29)	(75)	(65)
Equity accounted Company EBITDA	5	3	8	11
Company EBITDA	145	64	249	83
Gains (loss) on acquisitions / dispositions, net	0	0	0	46
Other income (expense), net	(1)	1	(3)	3
Interest income (expense), net	(19)	(16)	(31)	(31)
Current income tax (expense) recovery	(30)		(48)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments	(2)	(1)	(4)	(2)
Current income tax (expense) recovery		(9)		(18)
Company FFO	93	39	163	81
Infrastructure services
Disclosure of operating segments [line items]
Revenues	1,005	1,120	2,116	2,290
Depreciation and amortization expense	176	163	348	328
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	436	485	916	983
Direct operating costs	(325)	(344)	(680)	(691)
General and administrative expenses	(18)	(23)	(35)	(39)
Equity accounted Company EBITDA	32	30	60	51
Company EBITDA	125	148	261	304
Gains (loss) on acquisitions / dispositions, net	0	0	0	0
Other income (expense), net	1	(10)	0	(13)
Interest income (expense), net	(38)	(35)	(77)	(75)
Current income tax (expense) recovery	(1)		(8)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments	(15)	(14)	(31)	(21)
Current income tax (expense) recovery		(2)		(4)
Company FFO	72	87	145	191
Industrials
Disclosure of operating segments [line items]
Revenues	2,551	2,197	5,367	4,644
Depreciation and amortization expense	256	267	523	530
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	716	612	1,487	1,307
Direct operating costs	(574)	(500)	(1,170)	(1,028)
General and administrative expenses	(17)	(19)	(40)	(48)
Equity accounted Company EBITDA	20	5	40	12
Company EBITDA	145	98	317	243
Gains (loss) on acquisitions / dispositions, net	170	0	572	(1)
Other income (expense), net	0	1	0	1
Interest income (expense), net	(57)	(63)	(115)	(128)
Current income tax (expense) recovery	(32)		(123)
Realized disposition gain, current income taxes and interest expense related to equity accounted investments	(10)	(1)	(14)	(2)
Current income tax (expense) recovery		27		6
Company FFO	216	62	637	119
Corporate and other
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Depreciation and amortization expense	0	0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Direct operating costs	(4)	(3)	(7)	(5)
General and administrative expenses	(30)	(21)	(52)	(45)
Equity accounted Company EBITDA	0	0	0	0
Company EBITDA	(34)	(24)	(59)	(50)
Gains (loss) on acquisitions / dispositions, net	0	0	0	0
Other income (expense), net	0	0	0	0
Interest income (expense), net	(3)	(1)	(7)	5
Current income tax (expense) recovery	12		22
Realized disposition gain, current income taxes and interest expense related to equity accounted investments	0	0	0	0
Current income tax (expense) recovery		10		21
Company FFO	$ (25)	$ (15)	$ (44)	$ (24)